Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net income attributable to shareholders of FME AG	€ 159,777	€ 274,797	€ 495,683	€ 651,289
Denominators:
Weighted average number of shares outstanding	262,951,005	292,101,583	268,833,509	292,971,355
Basic earnings per share	€ 0.61	€ 0.94	€ 1.84	€ 2.22
Diluted earnings per share	€ 0.61	€ 0.94	€ 1.84	€ 2.22